Subsequent Events (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
	Jun. 06, 2024	Jun. 30, 2024	Mar. 31, 2024
Subsequent Event [Line Items]
Debt instrument, maturity date		Jun. 30, 2026	Jun. 30, 2026
Debt instrument interest rate		1.25%	1.25%
Securities Purchase Agreement [Member] | Original Issue Discount Senior Secured Convertible Debentures [Member]
Subsequent Event [Line Items]
Aggregate principal amount	$ 3,300
Original issue discount percentage	8.00%
Debentures issued with original issue discount	$ 300
Gross proceeds from issuance of debt	3,000
Net proceeds from issuance of debt	$ 2,500
Debt instrument, maturity date	Dec. 07, 2025
Debt instrument interest rate	8.00%
Debt instrument, payment terms	payable monthly beginning one year from the issuance date.
Number of warrants or rights converted into shares	330,000
Number of warrant or right, exercise price	$ 5.00
Term of warrants	5 years
Securities Purchase Agreement [Member] | Original Issue Discount Senior Secured Convertible Debentures [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Aggregate principal amount	$ 3,300
Original issue discount percentage	8.00%
Debentures issued with original issue discount	$ 300
Gross proceeds from issuance of debt	3,000
Net proceeds from issuance of debt	$ 2,500
Debt instrument, maturity date	Dec. 07, 2025
Debt instrument interest rate	8.00%
Debt instrument, payment terms	payable monthly beginning one year from the issuance date.
Debt instruments, maturities, repayment terms	Provided that no event of default has occurred or is continuing, and at least 33% of the principal amount of the Debentures has either previously been repaid or converted in accordance with the terms of the Debenture, the Company may elect, by notice to the holder of the Debentures, to extend the Maturity Date by six months upon the payment of six months’ interest on the then-outstanding principal amount.
Number of warrants or rights converted into shares	330,000
Number of warrant or right, exercise price	$ 5.00
Term of warrants	5 years
Securities Purchase Agreement [Member] | Original Issue Discount Senior Secured Convertible Debentures [Member] | Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Debentures convertible into common shares	660,000
Debt instrument conversion price	$ 5.00